CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF INCOME
Net sales (including special charges of $29.6 in 2011)	$ 3,559.5	$ 3,484.0	$ 3,337.8	$ 2,872.1	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 13,253.4	$ 11,838.7	$ 6,798.5
Operating expenses
Cost of sales (including special charges of $43.2, $93.9 and $8.9 in 2013, 2012 and 2011, respectively)	1,963.8	1,882.8	1,828.6	1,564.9	1,644.2	1,616.4	1,608.9	1,614.0	7,240.1	6,483.5	3,475.6
Selling, general and administrative expenses	1,104.9	1,097.4	1,083.3	995.8	971.1	977.7	981.7	989.7	4,281.4	3,920.2	2,438.1
Special (gains) and charges	20.2	27.8	73.6	49.7	34.7	28.0	41.6	41.4	171.3	145.7	131.0
Operating income	470.6	476.0	352.3	261.7	395.8	401.2	326.5	165.8	1,560.6	1,289.3	753.8
Interest expense, net (including special charges of $2.5, $19.3 and $1.5 in 2013, 2012 and 2011, respectively)	67.6	67.0	66.2	61.5	62.5	64.2	63.9	86.1	262.3	276.7	74.2
Income before income taxes	403.0	409.0	286.1	200.2	333.3	337.0	262.6	79.7	1,298.3	1,012.6	679.6
Provision for income taxes	113.4	101.8	70.3	39.2	98.8	97.7	79.2	35.6	324.7	311.3	216.3
Net income including noncontrolling interest	289.6	307.2	215.8	161.0	234.5	239.3	183.4	44.1	973.6	701.3	463.3
Less: Net income (loss) attributable to noncontrolling interest (including special charges of $0.5 and $4.5 in 2013 and 2012, respectively)	2.5	(0.8)	2.7	1.4	3.1	1.3	(1.1)	(5.6)	5.8	(2.3)	0.8
Net income attributable to Ecolab	$ 287.1	$ 308.0	$ 213.1	$ 159.6	$ 231.4	$ 238.0	$ 184.5	$ 49.7	$ 967.8	$ 703.6	$ 462.5
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.95	$ 1.02	$ 0.71	$ 0.54	$ 0.79	$ 0.81	$ 0.63	$ 0.17	$ 3.23	$ 2.41	$ 1.95
Diluted (in dollars per share)	$ 0.93	$ 1.00	$ 0.69	$ 0.53	$ 0.77	$ 0.80	$ 0.62	$ 0.17	$ 3.16	$ 2.35	$ 1.91
Dividends declared per common share (in dollars per share)									$ 0.9650	$ 0.8300	$ 0.7250
Weighted-average common shares outstanding
Basic (in shares)	301.2	301.2	301.5	295.4	293.8	292.7	291.9	291.5	299.9	292.5	236.9
Diluted (in shares)	307.5	307.2	307.4	300.9	299.9	298.6	298.2	297.9	305.9	298.9	242.1